CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 24, 2012	Sep. 24, 2011	Sep. 25, 2010
Current assets:
Allowance for doubtful accounts	$ 6,263	$ 6,960	$ 5,403
Partner's Capital:
Common units issued (in units)	35,500,806	35,429,000	35,318,000
Common units outstanding (in units)	35,500,806	35,428,855	35,318,000